Schedule of trade payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables	R$ 6,657,702	R$ 5,487,640
(-) Adjustment present value	(112,078)	(124,574)
Trade payable, net	6,545,624	5,363,066
Current Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non current	6,446,999	4,819,539
Non Current Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non current	R$ 98,625	R$ 543,527